                           CALAMOS(R) FAMILY OF FUNDS

                         SUPPLEMENT DATED MAY 14, 2004
                      TO PROSPECTUS DATED DECEMBER 1, 2003
                        AS SUPPLEMENTED JANUARY 20, 2004

CALAMOS VALUE FUND--FEES AND EXPENSES
Effective immediately, the table under the section entitled "What are the Fees and Expenses of the Fund?" on page 19 is deleted and replaced with the following.

                                           One Year      Three Years      Five Years      Ten Years
Class A                                      $644          $1,822           $2,975         $5,753
--------------------------------------------------------------------------------------------------------
Class B*                                     $753          $1,922           $3,142         $5,916
--------------------------------------------------------------------------------------------------------
Class C**                                    $353          $1,622           $2,942         $6,040
--------------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                           One Year      Three Years      Five Years      Ten Years
Class A                                      $644          $1,822           $2,975         $5,753
--------------------------------------------------------------------------------------------------------
Class B*                                     $253          $1,622           $2,942         $5,916
--------------------------------------------------------------------------------------------------------
Class C                                      $253          $1,622           $2,942         $6,040
--------------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%), 3, 5 and 10 years (0%).

                  Retain this supplement for future reference.

                                                                            1906


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